SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 31 — SEGMENT REPORTING

Each of the Company’s business segments offer different, but synergistic products and services, and are managed separately. Discrete financial information is available for each segment, and segment performance is evaluated based on operating results. Adjustments to reconcile segment results to consolidated results are included under the caption “Intercompany” which eliminates the effect of transactions between the segments.

The Company’s business consists of two reportable business segments:

➢	Education — entrepreneur education, management consultancy and business development tools.
➢	Campus — resorts, retreats and co-working cafes for entrepreneurs.

The detailed segment information of the Company is as follows:

	For the Periods Ended Dec. 31
	2021			2020
	Education	Campus	Total	Education	Campus	Total
Revenues	$9,676,052	$3,102,210	$12,778,262	$5,618,210	$2,015,566	$7,633,776
Depreciation and Amortization (1)(2)	$426,740	$1,148,173	$1,574,913	$616,195	$954,398	$1,570,593
(Loss) income from Operations	$(2,153,975)	$(2,014,508)	$(4,168,484)	$306,710	$(2,987,559)	$(2,680,849)
Net Profit or Loss	$(2,252,794)	$(2,365,255)	$(4,618,050)	$(53,722)	$(3,069,347)	$(3,123,069)
Interest Expense, net	$98,819	$350,747	$449,566	$107,833	$746,150	$853,983
Capital Expenditures	$—	—	$—	$437,764	$233,823	$671,587
Total Property and Equipment, net	$15,442	$6,760,674	$6,776,116	$10,881	$7,586,109	$7,596,990
Total Assets	$5,122,967	$12,472,440	$17,595,407	$3,336,242	$13,621,471	$16,957,713
Total Liabilities	$3,589,315	$6,020,096	$9,609,411	$5,852,323	$3,399,301	$9,251,624
(1)	Depreciation and amortization related to the Education segment is included in cost of revenue in the accompanying statements of operations.
(2)	Depreciation and amortization related to the Campus segment Consists of $1,109,309 (2020-$937,773) which is included in cost of revenue and $38,864 (2020-$47,537) which is included in operating expenses in the accompanying statements of operations.

A summary of revenue by geographic location appears below:

	2021			2020
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$3,630,760	$1,554,828	$5,185,588	$2,068,037	$1,010,699	$3,078,736
Asia / Pacific	3,346,691	1,547,382	4,894,073	1,954,842	1,004,867	2,959,709
North America / South America	2,698,601	—	2,698,601	1,595,331	—	1,595,331
	$9,676,052	$3,102,210	$12,778,262	$5,618,210	$2,015,566	$7,633,776

A summary of non-current assets (other than financial instruments) by geographic location appears below:

	For the Years Ended December 31,
	2021			2020
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$602	$8,476,791	8,477,393	$802	$503,853	$504,655
Asia / Pacific	—	2,120,102	2,120,102	499,772	10,500,388	11,000,159
North America / South America	501,750	—	501,750	516,296	—	516,296
	$502,352	$10,596,893	11,099,245	$1,016,870	$11,004,240	$12,021,110